Share-Based Compensation - Schedule of Unvested Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 9.83	$ 1.88
Ordinary Shares
Number of Shares
Unvested and Outstanding, beginning balance (in shares)	1,907,515
Granted (in shares)	0
Vested (in shares)	(1,829,786)
Forfeited (in shares)	(63,972)
Unvested and Outstanding, ending balance (in shares)	13,757	1,907,515
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, beginning balance (in dollars per share)	$ 0.74
Granted (in dollars per share)	0
Vested (in dollars per share)	0.69
Forfeited (in dollars per share)	0.05
Weighted Average Grant Date Fair Value, ending balance (in dollars per share)	$ 2.36	$ 0.74